UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2002

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 16, 2002

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$618,669

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      880 16737.61 SH       SOLE                 16737.61
AMERICAN EXPRESS CO            com              025816109      405  9894.00 SH       SOLE                  9894.00
AMERICAN INTL GRP              com              026874107    27323 378745.00SH       SOLE                378745.00
AOL TIME WARNER INC            com              00184a105      396 16750.00 SH       SOLE                 16750.00
APOLLO GROUP                   com              037604105    36801 687227.00SH       SOLE                687227.00
AUTOMATIC DATA PROCESSING      com              053015103    46317 794871.00SH       SOLE                794871.00
BAXTER INTERNATIONAL INC.      com              071813109      423  7100.00 SH       SOLE                  7100.00
BERKSHIRE HATHAWAY CL B        com              846702074      315   133.00 SH       SOLE                   133.00
BIOMET INC                     com              090613100    13903 513797.00SH       SOLE                513797.00
BP AMOCO PLC ADR               com              055622104      210  3952.00 SH       SOLE                  3952.00
BRISTOL-MYERS SQUIBB           com              110122108      398  9824.00 SH       SOLE                  9824.00
CINTAS CORP                    com              172908105    30163 604948.00SH       SOLE                604948.00
CISCO SYS INC COM              com              17275R102      327 19300.00 SH       SOLE                 19300.00
CITIGROUP INC                  com              172967101    18144 366388.81SH       SOLE                366388.81
COCA-COLA CO                   com              191216100     1486 28427.38 SH       SOLE                 28427.38
CONCORD E F S INC              com              206197105    14426 433870.00SH       SOLE                433870.00
COX COMM INC CL A              com              224044107    17981 477717.00SH       SOLE                477717.00
EMC CORP                       com              268648102     1323 110963.00SH       SOLE                110963.00
EMERSON ELEC                   com              291011104     1174 20450.00 SH       SOLE                 20450.00
EXXON MOBIL CORP               com              30231g102     1795 40964.00 SH       SOLE                 40964.00
FEDL NATL MTG ASSOC            com              313586109      495  6200.00 SH       SOLE                  6200.00
FIRST DATA                     com              319963104      349  4000.00 SH       SOLE                  4000.00
FISERV                         com              337738108    27655 601328.00SH       SOLE                601328.00
FREDDIE MAC-VOTING COMMON      com              313400301      317  5000.00 SH       SOLE                  5000.00
GANNETT CO INC DEL             com              364730101      487  6400.00 SH       SOLE                  6400.00
GEMSTAR TV GUIDE               com              36866w106     7320 494910.00SH       SOLE                494910.00
GENERAL ELECTRIC               com              369604103    17236 460233.37SH       SOLE                460233.37
HARLEY DAVIDSON                com              412822108    23651 429008.88SH       SOLE                429008.88
ILLINOIS TOOL WORKS            com              452308109    18126 250536.64SH       SOLE                250536.64
IMS HEALTH INC                 com              449934108    13170 586616.53SH       SOLE                586616.53
INTEL CORP                     com              458140100      484 15909.00 SH       SOLE                 15909.00
J P MORGAN CHASE & CO.         com              46625h100      226  6349.00 SH       SOLE                  6349.00
JOHNSON & JOHNSON              com              478160104    12866 198086.01SH       SOLE                198086.01
JOHNSON CONTROLS               com              478366107     1054 11930.00 SH       SOLE                 11930.00
KOHLS CORP                     com              500255104      234  3286.00 SH       SOLE                  3286.00
MANPOWER INC WIS               com              56418h100    12288 316039.25SH       SOLE                316039.25
MARSHALL & ILSLEY              com              571834100      499  8020.00 SH       SOLE                  8020.00
MCLEODUSA INC CL A             com              582266102       60 334200.00SH       SOLE                334200.00
MEDTRONIC INC                  com              585055106    38863 859618.41SH       SOLE                859618.41
MERCK & CO                     com              589331107     2477 43026.48 SH       SOLE                 43026.48
MICROSOFT CORP                 com              594918104    16857 279505.00SH       SOLE                279505.00
MOLEX INC                      com              608554101    14408 415565.00SH       SOLE                415565.00
NEW YORK TIMES CL A            com              650111107      273  5700.00 SH       SOLE                  5700.00
NORTHERN TRUST                 com              665859104    24091 400786.00SH       SOLE                400786.00
OMNICOM GROUP INC              com              681919106    27718 293622.75SH       SOLE                293622.75
PATTERSON DENTAL CO            com              703412106    14380 328825.00SH       SOLE                328825.00
PAYCHEX INC                    com              704326107    30229 761430.12SH       SOLE                761430.12
PEPSICO INC                    com              713448108      412  8003.79 SH       SOLE                  8003.79
PFIZER INC                     com              717081103    45075 1134252.63SH      SOLE               1134252.63
PHARMACIA CORP                 com              71713u102      249  5520.00 SH       SOLE                  5520.00
PROCTOR & GAMBLE CO            com              742718109      254  2820.00 SH       SOLE                  2820.00
SARA LEE CORP                  com              803111103      328 15800.00 SH       SOLE                 15800.00
SBC COMMUNICATIONS             com              78387g103      332  8865.00 SH       SOLE                  8865.00
SYSCO CORP                     com              871829107    30914 1036676.85SH      SOLE               1036676.85
TELLABS INC                    com              879664100     3165 302326.00SH       SOLE                302326.00
WALGREEN CO COM                com              931422109    16878 430668.17SH       SOLE                430668.17
WASHINGTON POST COMPANY        com              939640108      273   450.00 SH       SOLE                   450.00
WELLS FARGO & CO               com              949746101      335  6788.00 SH       SOLE                  6788.00
WYETH COM                      com              983024100      453  6900.00 SH       SOLE                  6900.00